Schedule of Derivative Liabilities at Fair Value (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 1	284,195
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 2	244,891
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 3	263,143
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 4	32,570
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 5	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 6	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 7	(196,428)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 8	39,304
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 9	(18,252)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 10	120,337
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 11	284,195
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 12	244,891